CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Net Loss	$ (171,687)	$ (252,309)	$ (306,410)
Other Comprehensive (Loss) Income, Net of Income Taxes:
Translation adjustment, including Euro Notes in 2011 and other instruments, net of income taxes of $905, $8,034 and $10,986, respectively	(4,279)	177	(1,126)
Write-off of translation adjustment in connection with liquidation of foreign subsidiaries	62,166
Unrealized (losses) gains on available-for-sale securities, net of income taxes of $0, $0 and $0, respectively	(126)	(55)	888
Change in fair value of cash flow hedging derivatives, net of income taxes of $(491), $1,342 and $(515), respectively	2,617	2,947	(2,417)
Comprehensive Loss	(111,309)	(249,240)	(309,065)
Comprehensive loss attributable to the noncontrolling interest		842	681
Comprehensive Loss Attributable to Fifth & Pacific Companies, Inc.	$ (111,309)	$ (248,398)	$ (308,384)